LOANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
LOANS [Abstract]
Schedule of Performing and Non-Performing Loans

Performing and non-performing loans by category were as follows as of March 31, 2014 and December 31, 2013 (in thousands):

	Performing	Non- Performing*	Total
March 31, 2014:
Commercial, financial and agricultural	$86,854	$705	$87,559
Real estate - construction	46,106	618	46,724
Real estate - mortgage	419,068	6,312	425,380
Installment loans to individuals	24,096	57	24,153
All other loans	13,239	0	13,239
Total	$589,363	$7,692	$597,055
December 31, 2013:
Commercial, financial and agricultural	$81,089	$668	$ 81,757
Real estate - construction	46,313	646	46,959
Real estate - mortgage	406,083	7,153	413,236
Installment loans to individuals	24,743	64	24,807
All other loans	13,477	-	13,477
Total	$ 571,705	$8,531	$580,236

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*Non-Performing loans consist of loans that are on non-accrual status and loans 90 days past due and still accruing interest.

Performing and non-performing loans by category were as follows as of December 31, 2013 and 2012 (in thousands):

	Performing	Non- Performing*	Total
December 31, 2013:
Commercial, financial and agricultural	$ 81,089	$ 668	$ 81,757
Real estate - construction	46,313	646	46,959
Real estate - mortgage	406,082	7,153	413,235
Installment loans to individuals	24,743	64	24,807
All other loans	13,478	-	13,478
Total	$ 571,705	$ 8,531	$ 580,236

December 31, 2012:
Commercial, financial and agricultural	$ 72,846	$ 1,168	$ 74,014
Real estate - construction	39,772	726	40,498
Real estate - mortgage	390,709	6,929	397,638
Installment loans to individuals	25,336	92	25,428
All other loans	11,874	-	11,874
Total	$ 540,537	$ 8,915	$ 549,452
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* Non-Performing loans consist of loans that are on non-accrual status and loans 90 days past due and still accruing interest.

Schedule of Loans by Aging Categories

An aging analysis of loans outstanding by category as of March 31, 2014 and December 31, 2013 was as follows (in thousands):

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing
As of March 31, 2014:
Commercial, financial and agricultural	$754	$366	$635	$1,755	$85,804	$87,559	$40
Real estate - construction	153	262	54	469	46,255	46,724	0
Real estate - mortgage	2,767	1,131	4,232	8,130	417,250	425,380	141
Installment loans to individuals	151	52	7	210	23,943	24,153	1
All other loans	0	0	0	0	13,239	13,239	0
Total	$3,825	$1,811	$4,928	$10,564	$586,491	$597,055	$182

As of December 31, 2013:
Commercial, financial and agricultural	$305	$117	$596	$1,018	$80,739	$81,757	$-
Real estate - construction	263	25	53	341	46,618	46,959	53
Real estate - mortgage	3,157	2,116	2,845	8,118	405,118	413,236	88
Installment loans to individuals	99	3	13	115	4,692	24,807	8
All other loans	-	-	-	-	13,477	13,477	-
Total	$3,824	$2,261	$3,507	$9,592	$570,644	$580,236	$149

An aging analysis of loans outstanding by category as of December 31, 2013 and 2012 was as follows (in thousands):

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing
As of December 31, 2013:
Commercial, financial and agricultural	$ 305	$ 117	$ 596	$ 1,018	$ 80,739	$ 81,757	$ -
Real estate - construction	263	25	53	341	46,618	46,959	53
Real estate - mortgage	3,157	2,116	2,845	8,118	405,117	413,235	88
Installment loans to individuals	99	3	13	115	24,692	24,807	8
All other loans	-	-	-	-	13,478	13,478	-
Total	$ 3,824	$ 2,261	$ 3,507	$ 9,592	$ 570,644	$ 580,236	$ 149

As of December 31, 2012:
Commercial, financial and agricultural	$ 868	$ 283	$ 825	$ 1,976	$ 72,038	$ 74,014	$ 55
Real estate - construction	-	-	104	104	40,394	40,498	53
Real estate - mortgage	1,941	641	2,027	4,609	393,029	397,638	261
Installment loans to individuals	137	51	23	211	25,217	25,428	10
All other loans	-	-	-	-	11,874	11,874	-
Total	$ 2,946	$ 975	$ 2,979	$ 6,900	$ 542,552	$ 549,452	$ 379

Schedule of Nonaccrual Loans

Loans on non-accrual status as of March 31, 2014 and December 31, 2013 by category were as follows (in thousands):

	March 31, 2014	December 31, 2013
Commercial, financial and agricultural	$ 665	$ 668
Real estate - construction	618	593
Real estate - mortgage	6,171	7,065
Installment loans to individuals	56	56
All other loans	-	-
Total	$7,510	$8,382

Non-accrual loans as of December 31, 2013 and 2012 by category were as follows (in thousands):

	2013	2012
Commercial, financial and agricultural	$ 668	$ 1,113
Real estate - construction	593	673
Real estate - mortgage	7,065	6,668
Installment loans to individuals	56	82
All other loans	-	-
Total	$8,382	$8,536

Schedule of Loans by Internal Risk Rating By Category

Loans by internal risk rating by category as of March 31, 2014 and December 31, 2013 were as follows (in thousands):

	Grades 1-4	Grade 5	Grades 6-8	Total
March 31, 2014:
Commercial, financial and agricultural	$ 86,658	$ 186	$ 715	$ 87,559
Real estate - construction	45,887	608	229	46,724
Real estate - mortgage	406,702	2,002	16,676	425,380
Installment loans to individuals	24,021	-	132	24,153
All other loans	13,239	-	-	13,239
Total	$ 576,507	$ 2,796	$ 17,752	$ 597,055

December 31, 2013:
Commercial, financial and agricultural	$ 80,639	$ 267	$ 851	$ 81,757
Real estate - construction	42,486	611	3,862	46,959
Real estate - mortgage	394,750	1,645	16,841	413,236
Installment loans to individuals	24,662	-	145	24,807
All other loans	13,477	-	-	13,477
Total	$ 556,014	$ 2,523	$ 21,699	$ 580,236

Loans by internal risk rating by category as of December 31, 2013 and 2012 were as follows (in thousands):

	Grades 1-4	Grade 5	Grades 6-8	Total
December 31, 2013:
Commercial, financial and agricultural	$ 80,639	$ 267	$ 851	$ 81,757
Real estate - construction	42,486	611	3,862	46,959
Real estate - mortgage	394,749	1,645	16,841	413,235
Installment loans to individuals	24,662	-	145	24,807
All other loans	13,478	-	-	13,478
Total	$556,014	$2,523	$21,699	$580,236

December 31, 2012:
Commercial, financial and agricultural	$ 72,099	$ 265	$ 1,650	$ 74,014
Real estate - construction	37,743	1,354	1,401	40,498
Real estate - mortgage	377,192	2,903	17,543	397,638
Installment loans to individuals	25,271	8	149	25,428
All other loans	11,874	-	-	11,874
Total	$524,179	$4,530	$20,743	$549,452

Schedule of Impaired Loans

Information regarding the Company's impaired loans for the quarter ended March 31, 2014 and 2013 is as follows (in thousands):

	Recorded Investment	Unpaid Principal Balance	Specific Allowance	Average Recorded Investment	Interest Income Recognized
March 31, 2014:
With no specific allocation recorded:
Commercial, financial and agricultural	$ -	$ -	N/A	$ 14	$ -
Real estate - construction	214	214	N/A	454	-
Real estate - mortgage	1,579	1,664	N/A	2,437	8
Installment loans to individuals	2	5	N/A	4	-
All other loans	8	8	N/A	-	-
With allocation recorded:
Commercial, financial and agricultural	$ 500	$ 500	$ 50	$ 660	$ -
Real estate - construction	81	81	83	278	-
Real estate - mortgage	4,514	4,727	800	5,283	2
Installment loans to individuals	-	-	-	34	-
All other loans	-	-	-	-	-
Total:
Commercial, financial and agricultural	$ 500	$ 500	$ 50	$ 675	$ -
Real estate - construction	295	295	83	731	-
Real estate - mortgage	6,093	6,391	800	7,720	10
Installment loans to individuals	2	5	-	38	-
All other loans	8	8	-	-	-

March 31, 2013:
With no specific allocation recorded:
Commercial, financial and agricultural	$ 104	$ 104	N/A	$ 28	$ 2
Real estate - construction	1,185	1,185	N/A	592	10
Real estate - mortgage	3,656	3,656	N/A	2,275	44
Installment loans to individuals	6	6	N/A	7	-
All other loans	-	-	N/A	-	-
With allocation recorded:
Commercial, financial and agricultural	$ 1,082	$ 1,082	$ 519	$ 776	$ 6
Real estate - construction	111	111	95	155	-
Real estate - mortgage	5,908	5,908	1,025	5,423	10
Installment loans to individuals	-	-	-	6	-
All other loans	-	-	-	-	-
Total:
Commercial, financial and agricultural	$ 1,186	$ 1,186	$ 519	$ 803	$ 8
Real estate - construction	1,296	1,296	95	747	10
Real estate - mortgage	9,564	9,564	1,025	7,699	54
Installment loans to individuals	6	6	-	14	-
All other loans	-	-	-	-	-

Information regarding the Company's impaired loans for the years ended December 31, 2013 and 2012 is as follows (in thousands):

	Recorded Investment	Unpaid Principal Balance	Specific Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2013:
With no specific allocation recorded:
Commercial, financial and agricultural	$ -	$ -	N/A	$ 28	$ -
Real estate - construction	430	430	N/A	592	12
Real estate - mortgage	1,361	1,361	N/A	2,275	8
Installment loans to individuals	15	15	N/A	7	1
All other loans	-	-	N/A	-	-
With allocation recorded:
Commercial, financial and agricultural	$ 500	$ 500	$ 50	$ 757	$ -
Real estate - construction(1)	88	88	90	222	-
Real estate - mortgage(2)	5,105	5,105	847	5,548	-
Installment loans to individuals	-	-	-	30	-
All other loans	-	-	-	-	-
Total:
Commercial, financial and agricultural	$ 500	$ 500	$ 50	$ 785	$ -
Real estate - construction	518	518	90	814	12
Real estate - mortgage	6,466	6,466	847	7,823	8
Installment loans to individuals	15	15	-	37	1
All other loans	-	-	-	-	-

December 31, 2012:
With no specific allocation recorded:
Commercial, financial and agricultural	$ 35	$ 35	N/A	$ 35	$ -
Real estate - construction	458	458	N/A	281	14
Real estate - mortgage	951	951	N/A	778	24
Installment loans to individuals	7	7	N/A	3	-
All other loans	-	-	N/A	-	-
With allocation recorded:
Commercial, financial and agricultural	$ 985	$ 985	$ 283	$ 571	$ 6
Real estate - construction	368	368	295	865	-
Real estate - mortgage	5,905	5,905	874	6,038	13
Installment loans to individuals	-	-	-	159	-
All other loans	-	-	-	-	-
Total:
Commercial, financial and agricultural	$1,020	$ 1,020	$ 283	$ 606	$ 6
Real estate - construction	826	826	295	1,146	14
Real estate - mortgage	6,856	6,856	874	6,816	37
Installment loans to individuals	7	7	-	162	-
All other loans	-	-	-	-	-

(1)       Impaired total for this category includes troubled debt restructurings with recorded investment totaling approximately $88,000 and a specific allowance of approximately $90,000.

(2)       Impaired total for this category includes troubled debt restructurings with recorded investment totaling approximately $2.6 million and a specific allowance of approximately $312,000.

Schedules of Loans Restructured and Recorded Investment and Number of Modifications for Modified Loans

Loans that were restructured as of March 31, 2014 consisted of the following (dollars in thousands):

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled debt restructurings:
Commercial, financial and agricultural	5	$303	$190
Real estate - construction	7	1,393	1,172
Real estate - mortgage	20	5,601	4,835
Installment loans to individuals	16	141	79
All other loans	0	0	0
Total	48	$7,438	$6,276

Loans that were restructured during the year ended December 31, 2013 consisted of the following (dollars in thousands):

	2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled debt restructurings:
Commercial, financial and agricultural	3	$ 174	$ 134
Real estate - construction	6	1,080	923
Real estate - mortgage	15	4,031	3,682
Installment loans to individuals	11	91	71
All other loans	-	-	-
Total	35	$5,376	$4,810

Modification of the terms of the TDRs reported in the above table did not have a material impact on the consolidated financial statements or to the overall risk profile of the loan portfolio.  TDRs modified that re-defaulted in the year ended December 31, 2013 consisted of the following (dollars in thousands):

	Number of Contracts	Recorded Investment

Commercial, financial and agricultural	1	$ 2
Real estate - construction	0	-
Real estate - mortgage	3	98
Installment loans to individuals	0	-
All other loans	0	-
Total	4	$ 100